Income Taxes (Details) $ / shares in Units, $ in Millions			2 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018 USD ($) item	Feb. 21, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2017 USD ($) company	Dec. 31, 2016 USD ($) company	Dec. 31, 2015 USD ($) $ / shares
2017 Tax Act
Federal income tax rate (as a percent)		21.00%				35.00%	35.00%	35.00%
Long-term income tax liability						$ 111
Term to repay long-term income tax liability	8 years
Income tax liability						1
Reconciliation of computed expected tax expense excluding non-controlling interest to income tax expense (benefit) attributable to continuing operations
Computed "expected" tax expense excluding non-controlling interest						150	$ 134	$ 84
Adjustments to tax expense attributable to:
Foreign tax differences						(22)	(14)	22
Tax-exempt income							(15)	(11)
State income taxes, net of federal benefit						9	5	1
Repatriation tax						112
Effect of deferreds of federal rate reduction						(47)
Federal tax credits						(18)	(31)	(16)
Domestic manufacturing deduction						(2)	(5)	(8)
Other						(1)	(4)	(3)
Income tax expense						181	70	69
Components of earnings before income taxes
United States						273	272	196
Foreign						155	110	44
Total earnings excluding non-controlling interest						428	382	240
Less: Net income attributable to noncontrolling interest						1	(2)	(1)
Earnings before income taxes						427	384	241
Current:
Federal						118	(1)	52
Foreign						19	21	20
State and local						2	7	6
Deferred:
Federal						20	36	(14)
Foreign						10	4	8
State and local						12	3	(3)
Income tax expense						181	70	69
Unrealized changes in other comprehensive loss						(3)	(12)	0
Total income taxes						178	58	69
Income taxes receivable						51	48
Income taxes payable						3	6
Deferred income tax liabilities:
Depreciation						92	112
Domestic partnerships						92	69
LIFO						3	10
Cash basis farming adjustment						5	9
Other						17	18
Aggregate deferred income tax liabilities						209	218
Deferred income tax assets:
Reserves/accruals						61	83
Deferred earnings of foreign subsidiaries						24	45
Net operating and capital loss carry-forwards						51	50
Tax credit carry-forwards						14	13
Other						6	8
Aggregate deferred income tax assets						156	199
Valuation allowance						59	58
Net deferred income tax liability						112	77
Accrued interest and penalties on uncertain tax positions						3	2
Unrecognized tax benefits, if recognized, would affect the effective tax rate						18	13
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance at the beginning of the year		$ 18	$ 18	$ 18		13	7
Additions for uncertain tax positions of prior years						3	6
Additions for uncertain tax positions of current year						3	2
Lapse of statute of limitations						(1)	(2)
Balance at the end of the year					$ 7	18	13	7
Undistributed earnings from foreign operations						1,279
Investments in limited partnerships						7	8
Tax benefit arising due to difference between current and deferred taxes					$ 13			$ 13
Tax benefit arising due to difference between current and deferred taxes per common share | $ / shares					$ 10.92			$ 10.92
One-time Federal blender's credits recognized as revenue					$ 17
One-time Federal blender's credits recognized as revenue per common share | $ / shares					$ 14.88
Tax expense on Federal blender's credits recognized as revenue					$ 0
Other commitments
Contribution to long-term investment						$ 12	31	$ 28
Minimum
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Number of tax years typically subject to examination for major non-US jurisdictions						3 years
Maximum
2017 Tax Act
Federal income tax rate (as a percent)						35.00%
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Number of tax years typically subject to examination for major non-US jurisdictions						6 years
Subsequent Event
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Additional tax expense due to change in tax status			39
Additional deferred tax liabilities due to change in tax status			$ 39
Forecast
2017 Tax Act
Number of new U.S. tax base erosion provisions in the 2017 Tax Act | item		2
Reconciliation of the beginning and ending amount of unrecognized tax benefits
One-time Federal blender's credits recognized as revenue				$ 42
Refined coal processing plant
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Number of limited liability companies invested in | company						2
Other commitments
Contribution to long-term investment						$ 10	$ 14	$ 9
Solar energy production facilities
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Number of limited liability companies invested in | company							2
Other commitments
Contribution to long-term investment							$ 10
Foreign
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Net operating loss carry-forwards (NOLs)						160
State
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Tax credit carry-forwards						$ 16